401(k) Savings Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
401(k) Savings Plan

17.	401(k) Savings Plan
The Company has a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements. The Company matches 100% of employees’ contributions to the 401(k) Plan up to 3% of compensation and 50% of employees’ contributions to the 401(k) Plan for salary deferrals between 3% and 5% of compensation. The Company’s contributions made under the 401(k) Savings Plan for the years ended December 31, 2022, 2021, and 2020 totaled $670, $403, and $370, respectively.